SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012 months	Mar. 31, 2012
Summary Of Significant Accounting Policies 1	$ 759,081
Summary Of Significant Accounting Policies 2	12
Summary Of Significant Accounting Policies 1		$ 137,291
Summary Of Significant Accounting Policies 4		50.00%